Columbia Variable Portfolio – Small Cap Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	58,960	772,376
Entertainment 0.6%
Gaia, Inc.(a)	223,796	861,615
Playstudios, Inc.(a)	441,045	560,127
Vivid Seats, Inc., Class A(a)	363,599	1,076,253
Total		2,497,995
Interactive Media & Services 0.9%
Bumble, Inc., Class A(a)	234,730	1,018,728
Shutterstock, Inc.	65,242	1,215,459
Webtoon Entertainment, Inc.(a)	149,405	1,145,936
Total		3,380,123
Media 0.6%
Ibotta, Inc.(a)	56,682	2,391,981
Wireless Telecommunication Services 1.5%
Telephone and Data Systems, Inc.	105,335	4,080,678
United States Cellular Corp.(a)	27,783	1,921,194
Total		6,001,872
Total Communication Services		15,044,347
Consumer Discretionary 11.0%
Automobile Components 0.6%
Gentherm, Inc.(a)	29,463	787,841
Visteon Corp.(a)	20,610	1,599,748
Total		2,387,589
Automobiles 0.6%
Winnebago Industries, Inc.	72,140	2,485,944
Broadline Retail 0.4%
Articore Group Ltd.(a)	2,289,842	286,162
Savers Value Village, Inc.(a)	206,330	1,423,677
Total		1,709,839
Distributors 0.3%
A-Mark Precious Metals, Inc.	34,530	876,026
Educational Development Corp.(a)	110,425	151,282
Total		1,027,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.0%
American Public Education, Inc.(a)	124,805	2,785,648
Kindercare Learning Cos, Inc.(a)	107,768	1,249,031
Total		4,034,679
Household Durables 3.1%
Beazer Homes USA, Inc.(a)	46,710	952,417
Cavco Industries, Inc.(a)	6,658	3,459,696
Century Communities, Inc.	33,660	2,258,586
Hamilton Beach Brands Holding Co.	77,872	1,513,053
iRobot Corp.(a)	14,011	37,830
Legacy Housing Corp.(a)	75,394	1,901,437
Lifetime Brands, Inc.	141,095	695,598
Lovesac Co. (The)(a)	41,200	749,016
Universal Electronics, Inc.(a)	126,276	772,809
Total		12,340,442
Leisure Products 1.6%
Malibu Boats, Inc., Class A(a)	38,524	1,181,916
Polaris, Inc.	46,103	1,887,457
Topgolf Callaway Brands Corp.(a)	506,930	3,340,669
Total		6,410,042
Specialty Retail 1.7%
1-800-Flowers.com, Inc., Class A(a)	88,738	523,554
Brilliant Earth Group, Inc., Class A(a)	144,874	228,901
Citi Trends, Inc.(a)	37,331	826,322
Designer Brands, Inc.	199,830	729,380
Lulu’s Fashion Lounge Holdings, Inc.(a)	259,845	103,938
National Vision Holdings, Inc.(a)	127,103	1,624,376
ThredUp, Inc., Class A(a)	889,288	2,143,184
Zumiez, Inc.(a)	56,010	833,989
Total		7,013,644

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.(a)	132,620	2,616,593
Culp, Inc.(a)	114,562	572,810
Fossil Group, Inc.(a)	441,874	508,155
Movado Group, Inc.	83,939	1,403,460
Steven Madden Ltd.	60,594	1,614,224
Total		6,715,242
Total Consumer Discretionary		44,124,729
Consumer Staples 3.8%
Beverages 0.4%
MGP Ingredients, Inc.	55,267	1,623,744
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The)	57,387	2,463,624
SpartanNash Co.	61,680	1,249,637
Total		3,713,261
Food Products 0.9%
Dole PLC	177,190	2,560,396
Hain Celestial Group, Inc. (The)(a)	272,460	1,130,709
Total		3,691,105
Personal Care Products 1.6%
Coty, Inc., Class A(a)	465,910	2,548,528
Edgewell Personal Care Co.	95,150	2,969,631
Honest Co., Inc. (The)(a)	131,751	619,230
Total		6,137,389
Total Consumer Staples		15,165,499
Energy 6.1%
Energy Equipment & Services 1.7%
DMC Global Inc(a)	152,522	1,284,235
Natural Gas Services Group, Inc.(a)	92,161	2,024,777
NPK International, Inc.(a)	179,306	1,041,768
Pason Systems, Inc.	145,889	1,333,130
Tetra Technologies, Inc.(a)	333,878	1,121,830
Total		6,805,740
Oil, Gas & Consumable Fuels 4.4%
Ardmore Shipping Corp.	118,190	1,157,080
CVR Energy, Inc.	89,380	1,733,972
Delek U.S. Holdings, Inc.	91,580	1,380,111
Green Plains, Inc.(a)	216,560	1,050,316
Common Stocks (continued)
Issuer	Shares	Value ($)
PBF Energy, Inc., Class A	152,940	2,919,625
Ring Energy, Inc.(a)	556,872	640,403
Scorpio Tankers, Inc.	60,120	2,259,310
Talos Energy, Inc.(a)	287,160	2,791,195
Teekay Tankers Ltd., Class A	67,850	2,596,619
W&T Offshore, Inc.	719,890	1,115,829
Total		17,644,460
Total Energy		24,450,200
Financials 23.8%
Banks 11.5%
Banc of California, Inc.	232,620	3,300,878
Bank of Marin Bancorp	62,306	1,375,093
BankUnited, Inc.	102,152	3,518,115
Central Pacific Financial Corp.	46,759	1,264,363
CNB Financial Corp.	41,184	916,344
Columbia Banking System, Inc.	120,122	2,995,843
Community West Bancshares	54,059	999,010
First Community Corp.	51,358	1,158,637
First Financial Corp.	30,054	1,472,045
Heritage Financial Corp.	43,109	1,048,842
Hilltop Holdings, Inc.	100,150	3,049,568
HomeStreet, Inc.(a)	128,433	1,507,803
Northrim BanCorp, Inc.	21,753	1,592,755
Popular, Inc.	57,748	5,334,183
Provident Financial Holdings, Inc.	53,853	785,715
Riverview Bancorp, Inc.	166,745	942,109
Sierra Bancorp	30,730	856,752
Southern First Bancshares, Inc.(a)	50,104	1,649,424
Towne Bank	83,817	2,865,703
Univest Corporation of Pennsylvania	52,030	1,475,571
WaFd, Inc.	88,603	2,532,274
Western New England Bancorp, Inc.	162,691	1,513,026
Zions Bancorp	82,680	4,122,425
Total		46,276,478
Capital Markets 1.0%
StoneX Group, Inc.(a)	54,579	4,168,744
Consumer Finance 0.4%
PROG Holdings, Inc.	53,308	1,417,993
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 6.4%
Alerus Financial Corp.	69,295	1,279,186
Banco Latinoamericano de Comercio Exterior SA, Class E	70,551	2,582,167
Cass Information Systems, Inc.	26,654	1,152,785
Essent Group Ltd.	94,373	5,447,210
EVERTEC, Inc.	78,376	2,881,885
International Money Express, Inc.(a)	74,755	943,408
Pagseguro Digital Ltd., Class A(a)	210,140	1,603,368
Payoneer Global, Inc.(a)	455,067	3,326,540
PennyMac Financial Services, Inc.	16,770	1,678,845
Security National Financial Corp., Class A(a)	84,679	1,024,616
Western Union Co. (The)	358,830	3,796,421
Total		25,716,431
Insurance 2.1%
Global Indemnity Group LLC	59,873	2,062,625
Greenlight Capital Re Ltd., Class A(a)	116,033	1,572,247
Horace Mann Educators Corp.	52,864	2,258,879
ProAssurance Corp.(a)	109,273	2,551,524
Total		8,445,275
Mortgage Real Estate Investment Trusts (REITS) 2.4%
ARMOUR Residential REIT, Inc.	156,660	2,678,886
Dynex Capital, Inc.	205,270	2,672,615
Orchid Island Capital, Inc.	190,930	1,435,794
Two Harbors Investment Corp.	212,020	2,832,587
Total		9,619,882
Total Financials		95,644,803
Health Care 9.6%
Biotechnology 2.1%
Annexon, Inc.(a)	299,790	578,595
Apellis Pharmaceuticals, Inc.(a)	83,178	1,819,103
BioCryst Pharmaceuticals, Inc.(a)	190,137	1,426,028
Celcuity, Inc.(a)	108,771	1,099,675
Olema Pharmaceuticals, Inc.(a)	59,723	224,558
SpringWorks Therapeutics, Inc.(a)	44,225	1,951,649
uniQure NV(a)	101,390	1,074,734
Total		8,174,342
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.9%
Inogen, Inc.(a)	145,423	1,036,866
LivaNova PLC(a)	66,036	2,593,894
Total		3,630,760
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.(a)	93,830	2,844,926
Ardent Health Partners, Inc.(a)	168,086	2,311,182
Castle Biosciences, Inc.(a)	45,495	910,810
Enhabit, Inc.(a)	156,400	1,374,756
Fulgent Genetics, Inc.(a)	110,962	1,875,258
PACS Group, Inc.(a)	72,742	817,620
Total		10,134,552
Health Care Technology 1.3%
GoodRx Holdings, Inc., Class A(a)	278,093	1,226,390
Teladoc Health, Inc.(a)	234,750	1,868,610
TruBridge, Inc.(a)	80,685	2,220,451
Total		5,315,451
Life Sciences Tools & Services 0.9%
Azenta, Inc.(a)	34,870	1,207,897
Codexis, Inc.(a)	439,980	1,183,546
Maravai LifeSciences Holdings, Inc., Class A(a)	218,782	483,508
Quanterix Corp.(a)	127,770	831,783
Total		3,706,734
Pharmaceuticals 1.9%
ANI Pharmaceuticals, Inc.(a)	36,209	2,424,192
Perrigo Co. PLC	127,880	3,585,755
Supernus Pharmaceuticals, Inc.(a)	50,717	1,660,982
Total		7,670,929
Total Health Care		38,632,768
Industrials 16.5%
Aerospace & Defense 1.4%
Astronics Corp.(a)	73,380	1,773,595
Moog, Inc., Class A	23,278	4,035,241
Total		5,808,836
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	209,465	1,288,210

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.7%
AZZ, Inc.	33,242	2,779,364
UFP Industries, Inc.	36,136	3,867,997
Total		6,647,361
Commercial Services & Supplies 1.0%
ACCO Brands Corp.	175,103	733,682
Healthcare Services Group, Inc.(a)	125,210	1,262,117
HNI Corp.	44,533	1,975,038
Total		3,970,837
Electrical Equipment 1.0%
GrafTech International Ltd.(a)	509,820	445,787
NEXTracker, Inc., Class A(a)	40,190	1,693,606
Thermon(a)	63,462	1,767,417
Total		3,906,810
Ground Transportation 1.1%
Marten Transport Ltd.	158,845	2,179,353
Werner Enterprises, Inc.	69,697	2,042,122
Total		4,221,475
Machinery 4.8%
Energy Recovery, Inc.(a)	71,007	1,128,301
Greenbrier Companies, Inc. (The)	48,176	2,467,575
Hurco Companies, Inc.(a)	57,664	894,369
JBT Marel Corp.	47,890	5,852,158
Mueller Industries, Inc.	24,524	1,867,257
Nano Dimension Ltd., ADR(a)	481,536	765,642
Omega Flex, Inc.	18,017	626,631
Timken Co. (The)	55,650	3,999,566
Wabash National Corp.	167,940	1,855,737
Total		19,457,236
Marine Transportation 1.8%
Costamare, Inc.	145,505	1,431,769
Kirby Corp.(a)	50,158	5,066,459
Safe Bulkers, Inc.	225,465	831,966
Total		7,330,194
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	112,593	1,387,146
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.5%
Alight, Inc., Class A	334,168	1,981,616
IBEX Ltd.(a)	81,081	1,974,323
Korn/Ferry International	61,610	4,179,006
TaskUS, Inc., Class A(a)	128,232	1,747,802
Total		9,882,747
Trading Companies & Distributors 0.6%
BlueLinx Holdings, Inc.(a)	17,629	1,321,822
Karat Packaging, Inc.	42,537	1,130,634
Total		2,452,456
Total Industrials		66,353,308
Information Technology 6.5%
Communications Equipment 0.2%
Applied Optoelectronics, Inc.(a)	71,352	1,095,253
Electronic Equipment, Instruments & Components 2.6%
Airgain, Inc.(a)	125,892	424,256
Luna Innovations, Inc.(a)	439,777	299,048
Methode Electronics, Inc.	81,614	520,697
OSI Systems, Inc.(a)	11,654	2,264,839
Powerfleet, Inc.(a)	201,929	1,108,590
SmartRent, Inc.(a)	494,910	598,841
Vishay Precision Group, Inc.(a)	59,226	1,426,754
Vontier Corp.	114,950	3,776,108
Total		10,419,133
Semiconductors & Semiconductor Equipment 1.8%
Aehr Test Systems(a)	73,093	532,848
Cohu, Inc.(a)	14,205	208,956
inTEST Corp.(a)	93,385	652,761
MagnaChip Semiconductor Corp.(a)	270,158	926,642
Navitas Semiconductor Corp.(a)	309,247	633,956
Synaptics, Inc.(a)	57,619	3,671,483
Valens Semiconductor Ltd.(a)	267,980	546,679
Total		7,173,325
Software 1.9%
Clear Secure, Inc., Class A	78,603	2,036,604
Cognyte Software Ltd.(a)	135,209	1,054,630
Expensify, Inc., Class A(a)	415,021	1,261,664
Mitek Systems, Inc.(a)	121,628	1,003,431
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Red Violet, Inc.	40,030	1,504,727
Upland Software, Inc.(a)	237,245	678,521
Total		7,539,577
Total Information Technology		26,227,288
Materials 7.8%
Chemicals 1.3%
Aspen Aerogels, Inc.(a)	97,661	624,054
Chemours Co. LLC (The)	75,091	1,015,981
Koppers Holdings, Inc.	37,630	1,053,640
Tronox Holdings PLC, Class A	338,843	2,385,455
Total		5,079,130
Containers & Packaging 0.9%
Greif, Inc., Class A	45,231	2,487,253
Myers Industries, Inc.	102,670	1,224,853
Total		3,712,106
Metals & Mining 5.1%
Ampco-Pittsburgh Corp.(a)	203,228	441,005
Capstone Copper Corp.(a)	400,595	2,062,756
Centerra Gold, Inc.	308,220	1,955,491
Compass Minerals International, Inc.(a)	85,780	796,896
ERO Copper Corp.(a)	77,591	939,794
Ferroglobe PLC	345,619	1,282,246
Hudbay Minerals, Inc.	354,417	2,686,974
MAG Silver Corp.(a)	130,793	1,989,548
Metallus, Inc.(a)	64,758	865,167
MP Materials Corp.(a)	156,118	3,810,840
Torex Gold Resources, Inc.(a)	93,344	2,584,871
Vizsla Silver Corp.(a)	350,261	800,777
Total		20,216,365
Paper & Forest Products 0.5%
Clearwater Paper Corp.(a)	40,204	1,019,975
Magnera Corp.(a)	61,753	1,121,435
Total		2,141,410
Total Materials		31,149,011
Real Estate 6.5%
Diversified REITs 0.6%
American Assets Trust, Inc.	111,399	2,243,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 0.3%
Universal Health Realty Income Trust	30,340	1,242,726
Hotel & Resort REITs 0.5%
Park Hotels & Resorts, Inc.	186,000	1,986,480
Office REITs 1.1%
Brandywine Realty Trust	298,250	1,330,195
Highwoods Properties, Inc.	109,870	3,256,547
Total		4,586,742
Real Estate Management & Development 1.8%
Cushman & Wakefield PLC(a)	308,810	3,156,038
Douglas Elliman, Inc.(a)	530,098	911,769
Forestar Group, Inc.(a)	20,537	434,152
Newmark Group, Inc., Class A	219,062	2,665,984
Total		7,167,943
Retail REITs 1.0%
Macerich Co. (The)	241,040	4,138,657
Specialized REITs 1.2%
PotlatchDeltic Corp.	104,982	4,736,788
Total Real Estate		26,102,912
Utilities 3.2%
Gas Utilities 3.2%
National Fuel Gas Co.	79,985	6,334,012
RGC Resources, Inc.	72,138	1,505,520
UGI Corp.	157,160	5,197,281
Total		13,036,813
Total Utilities		13,036,813
Total Common Stocks (Cost $424,555,641)		395,931,678

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	498,439	498,339
Total Money Market Funds (Cost $498,339)		498,339
Total Investments in Securities (Cost: $425,053,980)		396,430,017
Other Assets & Liabilities, Net		5,054,966
Net Assets		401,484,983

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	40,039	21,449,395	(20,991,095)	—	498,339	(295)	15,181	498,439
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7024_12_D01_(05/25)